Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share - Schedule of Loss Per Share (Details) [Line Items]
Net loss for the year	$ (6,797,718)	$ (21,885,410)	$ 4,329,342
Net loss per share - basic	$ (0.22)	$ (0.77)	$ 0.16
Weighted average number of shares outstanding - basic	30,704,548	28,573,101	27,227,284